COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Advance minimum royalty obligation	$ 69,962	$ 54,950	$ 45,393	$ 34,950
Land and road access lease payments, option payments and land rent payments	248,520	195,193	171,743	132,232
Claim fees	$ 244,010	$ 191,651	$ 216,549	$ 166,730
Maverix Metals Inc [Member]
Disclosure of contingent liabilities [line items]
Percentage of portion net smelter return payable	2.50%	2.50%
Cumulative royalty payment of C$10 million [Member] | Maverix Metals Inc [Member]
Disclosure of contingent liabilities [line items]
Percentage of portion net smelter return payable	1.00%	1.00%
Cumulative royalty payment necessary to reduce NSR payable	$ 10,000,000